Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions
(6)
Related Party Transactions

One of the Plan investment options includes shares of Company common stock managed by Bank of America. The Company is the plan sponsor and Bank of America is the trustee as defined by the Plan. Therefore, these transactions qualify as party‑in‑interest transactions. These transactions are covered by an exemption from the “prohibited transaction” provisions of ERISA and the Code.

The Plan has participant loans outstanding, which are secured solely by a portion of the participant’s vested account balance, in accordance with the Plan documents.